MATERIAL ACCOUNTING POLICIES - FOREIGN EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
U.S. Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.0814	1.0530	1.1827
Closing exchange rate (per Euro)	1.1050	1.0666	1.1326
Pound Sterling
Currency [Line Items]
Average exchange rate (per Euro)	0.8699	0.8528	0.8596
Closing exchange rate (per Euro)	0.8691	0.8869	0.8403
Swiss Franc
Currency [Line Items]
Average exchange rate (per Euro)	0.9717	1.0047	1.0811
Closing exchange rate (per Euro)	0.9260	0.9847	1.0331
Japanese Yen
Currency [Line Items]
Average exchange rate (per Euro)	151.8540	138.0274	129.8767
Closing exchange rate (per Euro)	156.3300	140.6600	130.3800
Chinese Yuan
Currency [Line Items]
Average exchange rate (per Euro)	7.6568	7.0788	7.6282
Closing exchange rate (per Euro)	7.8509	7.3582	7.1947
Australian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.6283	1.5167	1.5749
Closing exchange rate (per Euro)	1.6263	1.5693	1.5615
Singapore Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4521	1.4512	1.5891
Closing exchange rate (per Euro)	1.4591	1.4300	1.5279
Canadian Dollar
Currency [Line Items]
Average exchange rate (per Euro)	1.4595	1.3695	1.4826
Closing exchange rate (per Euro)	1.4642	1.4440	1.4393
Hong Kong Dollar
Currency [Line Items]
Average exchange rate (per Euro)	8.4663	8.2451	9.1932
Closing exchange rate (per Euro)	8.6314	8.3163	8.8333